Income Taxes (Details 6) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Income Taxes
Net deferred income tax assets	$ 107,282	665,644	671,824
Net deferred income tax assets relate to tax benefits	32,199	199,782
Net deferred income tax assets relate to tax benefits of provision for impairment of property, plant and equipment and gross tax loss carry forwards	$ 69,108	428,790